LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Lease cost:
Operating fixed lease cost	¥ 3,165	¥ 2,999
- Amortization of ROU assets	69	59
- Interest on lease liabilities	86	72
Short term lease cost	0	0
Operating variable lease cost	(87)	(12)
Total lease cost	¥ 3,233	¥ 3,118
Other information:
Weighted average remaining lease term, Operating leases	13 years	13 years
Weighted average remaining lease term, Finance leases	28 years	28 years
Weighted average discount rate, Operating leases	6.31%	6.22%
Weighted average discount rate, Finance leases	3.98%	3.97%